Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 24.8	$ 28.0
Other trade receivables	5.8	4.0
Value added tax	13.7	11.9
Payroll debtors	6.2	10.6
Prepayments	9.0	7.0
Other	5.7	3.8
Receivables	$ 65.2	$ 65.3